Inventories - Additional Information (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
HK | Tesaro
Inventory [Line Items]
Inventory, Finished Goods, Gross		$ 3,822
Macau | Novocure
Inventory [Line Items]
Inventory, Finished Goods, Gross	$ 889,434